                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [ ]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                 New Orleans, LA                 8/10/07
---------------------------   ----------------------------   -------------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number          Name

     28-
         ------------------   -------------------------------------------------
     [Repeat as necessary.)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        107

Form 13F Information Table Value Total:   $968,641
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   13F File Number            Name

           28-
     ---       -------------------    ------------------------------------------

     [Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2007

           COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       Column 8
                                                                                                                   VOTING AUTHORITY
                                                           VALUE    SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
----------------------------- -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- ----
3-D SYS CORP DEL              COM NEW        88554D 20 5    73,509 3,117,322 Sh              OTHER                    3,117,322
POOL CORPORATION              COM            73278L10 5     68,872 1,811,583 Sh              OTHER                    1,811,583
NOBLE INTL LTD                COM            655053 10 6    56,360 2,918,343 Sh              OTHER                    2,918,343
LUMINEX CORP DEL              COM            55027E 10 2    53,821 4,562,105 Sh              OTHER                    4,562,105
GULF ISLAND FABRICATION INC   COM            402307 10 2    50,940 3,467,526 Sh              OTHER                    3,467,526
O REILLY AUTOMOTIVE INC       COM            686091 10 9    39,951 1,147,742 Sh              OTHER                    1,147,742
FIRST ST BANCORPORATION       COM            336453 10 5    38,503 1,912,508 Sh              OTHER                    1,912,508
AMERICAN VANGUARD CORP        COM            030371 10 8    38,345 2,826,710 Sh              OTHER                    2,826,710
PHI INC                       COM NON VTG    69336T 20 5    37,520 1,331,499 Sh              OTHER                    1,331,499
EPIQ SYS INC                  COM            26882D 10 9    34,386 2,247,826 Sh              OTHER                    2,247,826
DELTA PETE CORP               COM NEW        247907 20 7    34,295 1,806,400 Sh              OTHER                    1,806,400
QUEST DIAGNOSTICS INC         COM            74834L 10 0    33,924   705,000 Sh              OTHER                      705,000
INPUT/OUTPUT INC              COM            457652 10 5    32,473 2,216,540 Sh              OTHER                    2,216,540
VARIAN MED SYS INC            COM            92220P 10 5    27,453   698,800 Sh              OTHER                      698,800
HENRY JACK & ASSOC INC        COM            426281 10 1    23,371   907,600 Sh              OTHER                      907,600
GARMIN LTD                    ORD            G37260 10 9    19,484   263,400 Sh              OTHER                      263,400
ADVANCED MEDICAL OPTICS INC   COM            00763M 10 8    16,362   469,100 Sh              OTHER                      469,100
CABELAS INC                   COM            126804 30 1    16,127   837,725 Sh              OTHER                      837,725
WELLS FARGO & CO NEW          COM            949746 10 1    14,996   426,392 Sh              OTHER                      426,392
PAYLESS SHOESOURCE INC        COM            704379 10 6    12,459   464,900 Sh              OTHER                      464,900
YRC WORLDWIDE INC             COM            984249 10 2    12,431   337,800 Sh              OTHER                      337,800
STEWART ENTERPRISES INC       CL A           860370 10 5    11,465 1,471,750 Sh              OTHER                    1,471,750
AAR CORP                      COM            000361 10 5    11,131   337,200 Sh              OTHER                      337,200
QUICKSILVER RESOURCES INC     COM            74837R 10 4    10,784   241,900 Sh              OTHER                      241,900
BLOCK H & R INC               COM            093671 10 5    10,682   457,103 Sh              OTHER                      457,103
PHI INC                       COM VTG        69336T 10 6     9,114   293,993 Sh              OTHER                      293,993
KANSAS CITY SOUTHERN          COM NEW        485170 30 2     8,722   232,335 Sh              OTHER                      232,335
CARTER INC                    COM            146229 10 9     8,674   334,400 Sh              OTHER                      334,400
INTERNATIONAL SHIPHOLDING CO  PFD 6% CONV EX 460321 30 0     8,413   155,800 Sh              OTHER                      155,800
NIC INC                       COM            62914B 10 0     7,863 1,649,511 Sh              OTHER                    1,649,511
CHEESECAKE FACTORY INC        COM            163072 10 1     7,816   318,750 Sh              OTHER                      318,750
MARCUS CORP                   COM            566330 10 6     7,717   324,800 Sh              OTHER                      324,800
HANCOCK HLDG CO               COM            410120 10 9     7,010   230,693 Sh              OTHER                      230,693
BALDOR ELEC CO                COM            057741 10 0     6,929   140,600 Sh              OTHER                      140,600
JP MORGAN CHASE & CO          COM            46625H 10 0     6,463   133,387 Sh              OTHER                      133,387
EXXON MOBIL CORP              COM            30231G 10 2     6,336    75,536 Sh              OTHER                       75,536
BANK OF AMERICA CORPORATION   COM            060505 10 4     5,985   122,423 Sh              OTHER                      122,423
SOUTHWESTERN ENERGY CO        COM            845467 10 9     5,331   119,800 Sh              OTHER                      119,800
TIDEWATER INC                 COM            886423 10 2     5,224    73,700 Sh              OTHER                       73,700
BROOKE CORP                   COM            112502 10 9     5,067   342,600 Sh              OTHER                      342,600
US BANCORP DEL                COM NEW        902973 30 4     4,860   147,488 Sh              OTHER                      147,488
SCHLUMBERGER LTD              COM            806857 10 8     4,545    53,508 Sh              OTHER                       53,508

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2007

LEGGETT & PLATT INC           COM            524660 10 7     4,266   193,464 Sh              OTHER                      193,464
WHITNEY HLDG CORP             COM            966612 10 3     4,167   138,444 Sh              OTHER                      138,444
DST SYS INC DEL               COM            233326 10 7     3,683    46,500 Sh              OTHER                       46,500
MURPHY OIL CORP               COM            626717 10 2     3,105    52,240 Sh              OTHER                       52,240
WESTAR ENERGY INC             COM            95709T 10 0     3,043   125,350 Sh              OTHER                      125,350
COAST FINL HLDGS INC          COM            190354 10 0     3,040   902,090 Sh              OTHER                      902,090
CERNER CORP                   COM            156782 10 4     2,341    42,208 Sh              OTHER                       42,208
AT&T INC                      COM            00206R 10 2     2,238    53,927 Sh              OTHER                       53,927
VITRAN CORP INC               COM            92850E 10 7     2,194   102,800 Sh              OTHER                      102,800
BANK OF THE OZARKS INC        COM            063904 10 6     2,135   100,600 Sh              OTHER                      100,600
REGIONS FINANCIAL CORP NEW    COM            7591EP 10 0     2,044    61,763 Sh              OTHER                       61,763
SCOTTS MIRACLE GRO CO         CL A           810186 10 6     1,981    46,140 Sh              OTHER                       46,140
BIO RAD LABS INC              CL A           090572 20 7     1,904    25,200 Sh              OTHER                       25,200
HOME BANCSHARES INC           COM            436893 20 0     1,671    74,100 Sh              OTHER                       74,100
TRAVELERS COMPANIES INC       COM            89417E 10 9     1,608    30,055 Sh              OTHER                       30,055
CISCO SYS INC                 COM            17275R 10 2     1,528    54,876 Sh              OTHER                       54,876
MARSH  & MCLENNAN COS INC     COM            571748 10 2     1,522    49,300 Sh              OTHER                       49,300
KEYCORP NEW                   COM            493267 10 8     1,490    43,400 Sh              OTHER                       43,400
PFIZER INC                    COM            717081 10 3     1,458    57,010 Sh              OTHER                       57,010
GOLDMAN SACHS GROUP INC       COM            38141G 10 4     1,452     6,700 Sh              OTHER                        6,700
GENERAL ELECTRIC CO           COM            369604 10 3     1,334    34,861 Sh              OTHER                       34,861
MCDONALDS CORP                COM            580135 10 1     1,249    24,600 Sh              OTHER                       24,600
BP PLC                        SPONSORED ADR  055622 10 4     1,173    16,265 Sh              OTHER                       16,265
DISNEY WALT CO                COM DISNEY     254687 10 6     1,082    31,700 Sh              OTHER                       31,700
SCHERING PLOUGH CORP          COM            806605 10 1     1,056    34,700 Sh              OTHER                       34,700
CITIGROUP INC                 COM            172967 10 1       995    19,398 Sh              OTHER                       19,398
GRAINGER W W INC              COM            384802 10 4       931    10,000 Sh              OTHER                       10,000
SOUTHWEST BANCORP INC OKLA    COM            844767 10 3       902    37,500 Sh              OTHER                       37,500
PROCTER & GAMBLE CO           COM            742718 10 9       895    14,620 Sh              OTHER                       14,620
CAPITAL ONE FINL CORP         COM            14040H 10 5       892    11,375 Sh              OTHER                       11,375
MORGAN STANLEY                COM NEW        617446 44 8       846    10,082 Sh              OTHER                       10,082
CHEVRON CORP NEW              COM            166764 10 0       814     9,662 Sh              OTHER                        9,662
INTERNATIONAL SHIPHOLDING CO  COM NEW        460321 20 1       786    39,021 Sh              OTHER                       39,021
AFLAC INC                     COM            001055 10 2       780    15,184 Sh              OTHER                       15,184
ALLSTATE CORP                 COM            020002 10 1       763    12,400 Sh              OTHER                       12,400
CONOCOPHILLIPS                COM            20825C 10 4       759     9,663 Sh              OTHER                        9,663
JOHNSON & JOHNSON             COM            478160 10 4       758    12,300 Sh              OTHER                       12,300
PNC FINL SVCS GROUP INC       COM            693475 10 5       680     9,500 Sh              OTHER                        9,500
MERCK & CO INC                COM            589331 10 7       645    12,955 Sh              OTHER                       12,955
PEPSICO INC                   COM            713448 10 8       609     9,395 Sh              OTHER                        9,395
SECURITY BANK CORP            COM            814047 10 6       563    28,000 Sh              OTHER                       28,000
KIMBERLY CLARK CORP           COM            494368 10 3       522     7,800 Sh              OTHER                        7,800
WAL MART STORES INC           COM            931142 10 3       488    10,140 Sh              OTHER                       10,140
HOME DEPOT INC                COM            437076 10 2       484    12,300 Sh              OTHER                       12,300
BRISTOL MYERS SQUIBB CO       COM            110122 10 8       467    14,800 Sh              OTHER                       14,800
DELTIC TIMBER CORP            COM            247850 10 0       445     8,122 Sh              OTHER                        8,122
IRWIN FINL CORP               COM            464119 10 6       362    24,200 Sh              OTHER                       24,200

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2007

AMERICAN INTL GROUP INC       COM            026874 10 7       357     5,100 Sh              OTHER                        5,100
COLGATE PALMOLIVE CO          COM            194162 10 3       353     5,451 Sh              OTHER                        5,451
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259 20 6       339     4,176 Sh              OTHER                        4,176
BAXTER INTL INC               COM            071813 10 9       338     6,000 Sh              OTHER                        6,000
WACHOVIA CORP NEW             COM            929903 10 2       322     6,288 Sh              OTHER                        6,288
PPG INDS INC                  COM            693506 10 7       321     4,216 Sh              OTHER                        4,216
FEDERAL REALTY INVT TR        SH BEN INT NEW 313747 20 6       309     4,000 Sh              OTHER                        4,000
SHORE BANCSHARES INC          COM            825107 10 5       276    10,687 Sh              OTHER                       10,687
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER 494550 10 6       262     4,750 Sh              OTHER                        4,750
ANADARKO PETE CORP            COM            032511 10 7       260     5,008 Sh              OTHER                        5,008
DEVELOPERS DIVERSIFIED RLTY   COM            251591 10 3       258     4,900 Sh              OTHER                        4,900
VERIZON COMMUNICATIONS        COM            92343V 10 4       249     6,038 Sh              OTHER                        6,038
FEDERAL NATL MTG ASSN         COM            313586 10 9       235     3,600 Sh              OTHER                        3,600
LOEWS CORP                    COM            540424 10 8       229     4,500 Sh              OTHER                        4,500
LINCARE HLDGS INC             COM            532791 10 0       217     5,448 Sh              OTHER                        5,448
OMNICOM GROUP INC             COM            681919 10 6       212     4,000 Sh              OTHER                        4,000
LOWES COS INC                 COM            548661 10 7       211     6,870 Sh              OTHER                        6,870
PALATIN TECHNOLOGIES INC      COM NEW        696077 30 4        30    15,000 Sh              OTHER                       15,000

                                                           968,641